Stock-Based Compensation and Benefit Plans (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 12, 2014	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Aug. 31, 2015	Sep. 30, 2014
Compensation cost related to unvested options awards not yet recognized			$ 281
Cost recognized over weighted average period			1 year 4 months 24 days	1 year 6 months
First Anniversary Grant Date [Member]
Percentage of stock awards granted to vest on the grant date			50.00%	50.00%
Non-Employee Directors [Member]
Percentage of stock awards granted to vest on the grant date			50.00%	50.00%
Stock options expiration period			5 years	5 years
2014 Stock Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan			6,667
2010 Equity Incentive Plan [Member]
Number of common stock shares issued for covering the plan			26,667	26,667
Stock option term description			The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.	No person is eligible to receive grants of stock options and SARs under the plan that exceed, in the aggregate, 26,667 shares of common stock in any one year. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the plan may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years. Stock awards granted to non-employee directors generally vest 50% on the grant date and 50% on the first anniversary of the date of the grant. Options expire five years from the date of grant.
Number of shares of common stock reserved for issuance				7,962
2010 Equity Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan				6,667
2010 Equity Incentive Plan [Member] | Employees [Member] | Minimum [Member]
Stock option vest over period			2 years	2 years
2010 Equity Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Stock option vest over period			3 years	3 years
2010 Equity Incentive Plan [Member] | Board Of Directors [Member]
Number of common stock shares issued for covering the plan	101,442
Performance Bonus Plan [Member]
Number of stock issued for plan during the period			22,539
2014 Associate Stock Purchase Plan [Member] | Board Of Directors [Member]
Percentage of stock awards granted to vest on the grant date			10.00%
Stock options expiration period		1 year	6 months
Number of shares of common stock reserved for issuance		33,334				33,334
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares		85.00%	85.00%
Number of stock options outstanding shares granted			7,456
2014 Associate Stock Purchase Plan [Member] | Stockholders [Member]
Number of shares of common stock reserved for issuance					33,334